Related Party Transactions - Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Amounts due to related party	$ 62	$ 42
Directors And Officers [Member]
Statement Line Items [Line Items]
Amounts due to related party	$ 62	$ 42